Discontinued Operations/Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Financial Information for Discontinued Operations

Summarized financial information for Discontinued Operations is set forth in the table below, and does not reflect the costs of certain services provided. Such costs, which were not allocated to the Discontinued Operations, were for services, including legal counsel, insurance, external audit fees, payroll processing, certain human resource services and information technology systems support.

	December 31,
($ in thousands)	2012	2011	2010
Revenues:
Oil and Gas Sales	$97	$556	$0

Total Operating Revenue	97	556	0
Costs and Expenses:
Production and Lease Operating Expense	353	493	0
General and Administrative Expense	660	1,745	782
Exploration Expense	867	33,812	2,664
Impairment Expense	19,770	13,177	0
Depreciation, Depletion, Amortization and Accretion	0	85	1
Other Operating Expense	8	1	0
Gain on Disposal of Asset	(2,126)	0	0
Interest Expense	0	1	0
Other (Income) Expense	(3)	1	0

Total Costs and Expenses	19,529	49,315	3,447
Income (Loss) from Discontinued Operations Before Income Taxes	(19,432)	(48,759)	(3,447)
Income Tax (Expense) Benefit	8,489	15,302	1,425

Income (Loss) from Discontinued Operations, Net of Income Taxes	$(10,943)	$(33,457)	$(2,022)

Production
Crude Oil (Bbls)	1,272	6,939	0